Commitments and Contingencies - Additional Information (Detail)	12 Months Ended				1 Months Ended											12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Minimum m3	Dec. 31, 2013 Maximum m3	Dec. 20, 2013 Semi Refrigerated	Jul. 18, 2013 Semi Refrigerated USD ($) Carriers	Jul. 18, 2013 Semi Refrigerated Minimum	Jul. 18, 2013 Semi Refrigerated Maximum	Dec. 20, 2013 Ethylene [Member] Semi Refrigerated USD ($) m3 Vessel	Jul. 18, 2013 Ethylene [Member] Semi Refrigerated m3 Carriers	Apr. 25, 2012 Ethylene [Member] Semi Refrigerated USD ($) m3 Carriers	Jul. 18, 2013 Liquefied Gas Segment Semi Refrigerated Carriers m3	Jul. 18, 2013 Liquefied Gas Segment Options Exercised Semi Refrigerated USD ($) m3 Option	Mar. 30, 2012 London Operation USD ($)	Mar. 30, 2012 London Operation GBP (£)	Dec. 31, 2012 New York USD ($)
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year														$ 515,000	£ 321,850	$ 231,990
Lease term														10 years	10 years	5 years
Lease term, mutual break clause														5 years	5 years
Lease expiration date																Jun. 30, 2017
Gas carrier cargo capacity			20,600	22,100					35,000	21,000	21,000	22,000	22,000
Number of gas carriers to be purchased						5				1	4	2
Future cost of carriers to be constructed						138,000,000			77,400,000		200,000,000
Expected Delivery Of Vessels											The first vessel is scheduled to be delivered in April 2014 followed by a vessel delivery each two months thereafter.
Payment for property plant and equipment	$ 426,118,733	$ 147,454,659											$ 44,000,000
Number of options to construct vessels													2
Number of vessels to be constructed under option agreement									3
Expected Delivery Of Vessels, month and year					2016-04		2015-03	2016-03